Net Finance Costs - Summary of Net Finance Costs (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Finance Income And Finance Costs [Abstract]
Interest income	$ 11,609	$ 48,011	$ 209
Exchange gain, net			1,133
Finance income	11,609	48,011	1,342
Bank charges	(54,627)	(14,894)	(2,763)
Interest expense	(418,033)	(75,560)	(54)
Exchange loss, net	(164,019)	(40,036)
Finance cost	(636,679)	(130,490)	(2,817)
Net finance costs	$ (625,070)	$ (82,479)	$ (1,475)